Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of names and relationship of related parties
Existing Relationship with the Company
Sinomachinery Holding Limited	Under common control of Peter Zuguang Wang
Cenntro Holding Limited	Controlling shareholder of the Company
Zhejiang Kangchen Biotechnology Co., Ltd.	Under common control of Peter Zuguang Wang
Cenntro Smart Manufacturing Tech. Co., Ltd.	Under common control of Peter Zuguang Wang
Zhejiang Zhonggong Machinery Co., Ltd.	Under common control of Peter Zuguang Wang
Zhejiang Zhonggong Agricultural Equipment Co., Ltd.	Under common control of Peter Zuguang Wang
Jiuxin Investment Management Partnership (LP)[6]	Under control of Mr. Mengxing He, the General Manger and one of the directors of Zhejiang Zhongchai
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)	Under common control of Peter Zuguang Wang

Schedule of due to related parties

	For the year ended December 31,
	2019	2018
Due to related parties:
Sinomachinery Holding Limited	$-	$1,775,869
Zhejiang Kangchen Biotechnology Co., Ltd[2]	64,505	65,567
Zhejiang Zhonggong Machinery Co., Ltd.[3]	207,177	1,276,691
Xinchang County Jiuxin Investment Management Partnership (LP)[4]	-	160,337
Zhejiang Zhonggong Agricultural Equipment Co., Ltd.[5]	1,773,365	11,135
Cenntro Smart Manufacturing Tech. Co., Ltd.[6]	1,981	20,399
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership)[7]	95,302	-
Cenntro Holding Limited	1,339,654	3,774,544
Total	$3,481,984	$7,084,542

The balance of Due to related parties as of December 31, 2019 and December 31, 2018 consisted of:

1	Overpayment from Sinomachinery Holding Limited for certain purchase order;

2	Temporary borrowings from Zhejiang Kangchen Biotechnology Co., Ltd.,

3	Unpaid balances for purchasing of materials and equipment and temporary borrowing from Zhejiang Zhonggong Machinery Co., Ltd.;

4	Dividends declared but unpaid to Xinchang County Jiuxin Investment Management Partnership (LP).

5	Unpaid balances for purchasing of materials from Zhejiang Zhonggong Agricultural Equipment Co., Ltd.;;

6	Prepayment from Cenntro Smart Manufacturing Tech. Co., Ltd.

7	Zhuhai Hengzhong paid audit fee on behalf of Zhongchai Holding

8	Dividends declared but unpaid to Cenntro Holding Limited

Schedule of due from related parties

	For the year ended December 31,
	2019	2018
Due from related parties-current:
Cenntro Holding Limited	$36,042,829	$-
Total	$36,042,829	$-

Due from related parties-non-current:
Cenntro Holding Limited	$-	$36,636,262
Xinchang County Jiuxin Investment Management Partnership (LP)	430,034	-
Total	$430,034	$36,636,262

Schedule of summary of related party transactions

		For the year ended December 31,
		2019	2018
Purchases from related parties:
Zhejiang Zhonggong Machinery Co., Ltd.	Purchase of materials and equipment	4,232	1,023,680

Sales to related parties:
Zhejiang Zhonggong Machinery Co., Ltd.	Sale of goods	-	7,621
Cenntro Smart Manufacturing Tech. Co., Ltd.	Provide service and Sale of goods	348,725	611,282
Total		348,725	618,903

Schedule of summary of related party funds lending

	For the year ended December 31,
	2019	2018
Withdraw funds from related parties:
Zhejiang Zhonggong Machinery Co., Ltd.	2,973,428	2,411,891
Cenntro Holding Limited	2,454,835

Deposit funds with related parties:
Zhejiang Zhonggong Machinery Co., Ltd.	2,900,905	2,411,891

Schedule of dividend payment to related parties

A summary of dividend payment to related parties for the year ended December 31, 2019 and 2018 are listed below:

Dividend payment to related parties:
Xinchang County Jiuxin Investment Management Partnership (LP)	159,612	-